Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas
Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2025	Net interest income (2)	$9,629	$2,960	$2,205	$501	$474	$15,769	$10,278	$3,080	$2,246	$165
	Non-interest income (3)(4)	2,402	3,942	1,011	5,647	362	13,364	8,995	2,852	480	1,037
	Total revenue	12,031	6,902	3,216	6,148	836	29,133	19,273	5,932	2,726	1,202
	Provision for credit losses	1,764	166	175	208	29	2,342	1,947	256	29	110
	Amortization and impairment (5)	231	2	106	2	837	1,178	960	140	57	21
	Other non-interest expenses	5,836	3,520	1,755	2,853	710	14,674	11,130	2,566	624	354
	Income (loss) before income taxes	4,200	3,214	1,180	3,085	(740)	10,939	5,236	2,970	2,016	717
	Income taxes (2)	1,093	873	222	812	(515)	2,485	1,290	754	232	209
	Net income (loss)	$3,107	$2,341	$958	$2,273	$(225)	$8,454	$3,946	$2,216	$1,784	$508
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	3,107	2,341	958	2,273	(250)	8,429	3,946	2,216	1,759	508
	Average assets (6)(7)	$339,909	$103,855	$64,415	$378,541	$217,565	$1,104,285	$835,506	$189,079	$55,069	$24,631
2024 (8)	Net interest income (2)	$8,592	$2,232	$1,906	$303	$662	$13,695	$9,095	$2,569	$1,865	$166
	Non-interest income (3)(4)	2,350	3,786	914	4,497	364	11,911	8,249	2,265	626	771
	Total revenue	10,942	6,018	2,820	4,800	1,026	25,606	17,344	4,834	2,491	937
	Provision for credit losses	1,233	123	560	84	1	2,001	1,375	623	1	2
	Amortization and impairment (5)	229	2	98	9	832	1,170	956	130	64	20
	Other non-interest expenses	5,477	3,064	1,620	2,470	638	13,269	10,108	2,259	607	295
	Income (loss) before income taxes	4,003	2,829	542	2,237	(445)	9,166	4,905	1,822	1,819	620
	Income taxes (2)	1,098	766	42	608	(502)	2,012	1,284	422	125	181
	Net income (loss)	$2,905	$2,063	$500	$1,629	$57	$7,154	$3,621	$1,400	$1,694	$439
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$39	$39	$–	$–	$39	$–
	Equity shareholders	2,905	2,063	500	1,629	18	7,115	3,621	1,400	1,655	439
	Average assets (6)(7)	$333,793	$95,536	$60,820	$315,314	$199,670	$1,005,133	$750,500	$177,688	$52,862	$24,083

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil (2024: $
16
million) with an equivalent offset in Corporate and Other. TEB adjustment and related
offset
are
no longer applied since the third quarter of 2024 upon the enactment of Bill C-59 in June 2024, which eliminated the dividend received deduction for Canadian banks.

(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets, and Canadian Commercial Banking and Wealth Management.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Average balances are calculated as a weighted average of daily closing balances.
(8)	Certain prior year information has been restated. See the “External reporting changes” section for additional details.

Breakdown of revenue from reporting segments
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2025	2024
Canadian Personal and Business Banking (1)	$12,031	$10,942
Canadian Commercial Banking and Wealth Management (1)
Commercial banking	$2,710	$2,465
Wealth management	4,192	3,553
	$6,902	$6,018
U.S. Commercial Banking and Wealth Management (1)
Commercial banking	$2,224	$1,971
Wealth management	992	849
	$3,216	$2,820
Capital Markets (1)(2)
Global markets	$3,996	$3,055
Corporate and investment banking	2,152	1,745
	$6,148	$4,800
Corporate and Other (2)
International banking	$905	$980
Other	(69)	46
	$836	$1,026

(1)	Certain prior year information has been restated. See the “External reporting changes” section for additional details.
(2)
Capital Markets net interest income
includes
TEB adjustments of
 nil (2024: $16
million) with an equivalent offset in Corporate and Other. TEB adjustment and related offset are
no longer applied since the third quarter of 2024 upon the enactment of Bill C-59 in June 2024, which eliminated the dividend received deduction for Canadian banks.